Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—2.8%
Communication Services—0.6%
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	$130	$135
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	445	450
DISH DBS Corp. 5.875%, 7/15/22	575	610
iHeartCommunications, Inc.
6.375%, 5/1/26	258	280
8.375%, 5/1/27	467	516
Escrow 144A (1)(2)	4,288	—
		1,991

Consumer Staples—0.3%
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	855	827
Financials—0.4%
Acrisure LLC 144A 8.125%, 2/15/24(1)	220	239
Springleaf Finance Corp. 6.125%, 5/15/22	1,105	1,187
		1,426

Health Care—0.7%
Eagle Holding Co. II LLC
PIK Interest Capitalization, 144A 7.625%, 5/15/22(1)(3)	385	391
PIK Interest Capitalization, 144A 7.750%, 5/15/22(1)(3)	595	604
One Call Corp. PIK Interest Capitalization 144A 7.500%, 7/1/24(1)(4)	1,474	1,357
		2,352

Materials—0.2%
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(1)	785	823
Real Estate—0.3%
iStar, Inc.
5.250%, 9/15/22	280	287
4.250%, 8/1/25	875	885
		1,172

Utilities—0.3%
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(1)(2)	9,165	11
Vistra Operations Co. LLC 144A 3.700%, 1/30/27(1)	1,145	1,136
		1,147

Total Corporate Bonds and Notes (Identified Cost $9,494)		9,738

	Par Value	Value

Leveraged Loans(5)—99.1%
Aerospace—3.3%
American Airlines, Inc. 2018 (3 month LIBOR + 1.750%) 3.542%, 6/27/25	$1,746	$1,747
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 5.550%, 12/6/25	332	335
Dynasty Acquisition Co., Inc.
Tranche B-1 (3 month LIBOR + 4.000%) 5.945%, 4/6/26	976	982
Tranche B-2 (3 month LIBOR + 4.000%) 5.945%, 4/6/26	525	528
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 7.740%, 8/15/25	627	621
Kestrel Bidco, Inc. (1 month LIBOR + 3.000%) 4.718%, 12/11/26	1,610	1,623
TransDigm, Inc. 2018, Tranche F (1 month LIBOR + 2.500%) 4.299%, 6/9/23	5,799	5,815
		11,651

Chemicals—4.2%
Ascend Performance Materials Operations LLC (3 month LIBOR + 5.250%) 7.195%, 8/27/26	464	467
Element Solutions, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 3.799%, 2/2/26	2,015	2,023
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 3.765%, 10/20/24	974	976
Hexion, Inc. Tranche B (3 month LIBOR + 3.500%) 5.600%, 7/1/26	1,194	1,199
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 3.799%, 4/1/24	4,282	4,280
Kraton Polymers LLC (1 month LIBOR + 2.500%) 4.299%, 3/8/25	605	602
Omnova Solutions, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 5.049%, 8/25/23	2,426	2,421
Univar Solutions USA, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.049%, 7/1/24	2,216	2,224
US Salt LLC (1 month LIBOR + 4.750%) 6.549%, 1/16/26	665	667
		14,859

Consumer Durables—1.3%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 5.800%, 9/29/24	2,134	2,126
Serta Simmons Bedding LLC First Lien (1 month LIBOR + 3.500%) 5.250%, 11/8/23	1,667	1,070
Zodiac Pool Solutions LLC (1 month LIBOR + 2.250%) 4.049%, 7/2/25	1,315	1,320
		4,516

See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—3.5%
American Greetings Corp. (1 month LIBOR + 4.500%) 6.299%, 4/6/24	$879	$862
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 4.927%, 9/6/24	1,749	1,709
HLF Financing Sarl LLC Tranche B (1 month LIBOR + 2.750%) 4.549%, 8/16/25	672	673
Isagenix International LLC (3 month LIBOR + 5.750%) 7.697%, 6/16/25	1,516	1,057
Kronos Acquisition Holdings, Inc. Tranche B-3 (3 month LIBOR + 4.000%) 5.792%, 5/15/23	2,663	2,610
Libbey Glass, Inc. (1 month LIBOR + 3.000%) 4.710%, 4/9/21	1,735	1,401
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 6.159%, 6/30/24	1,560	1,541
Revlon Consumer Products Corp. Tranche B (3 month LIBOR + 3.500%) 5.409%, 9/7/23	1,412	1,077
Rodan & Fields LLC (1 month LIBOR + 4.000%) 5.740%, 6/16/25	1,311	760
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.945%, 8/12/24	1,197	920
		12,610

Energy—3.2%
Buckeye Partners LP (1 month LIBOR + 2.750%) 4.441%, 11/1/26	520	524
California Resources Corp. 2017 (1 month LIBOR + 4.750%) 6.555%, 12/31/22	1,000	891
CITGO Holding, Inc. (1 month LIBOR + 7.000%) 8.799%, 8/1/23	314	320
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.945%, 3/27/24	1,985	1,990
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 7.177%, 4/11/22	733	610
Gavilan Resources LLC Second Lien (1 month LIBOR + 6.000%) 7.799%, 3/1/24	790	300
McDermott International, Inc. (3 month LIBOR + 5.000%) 6.945%, 5/12/25(6)	2,278	1,326
McDermott Technology (Americas), Inc.
(3 month LIBOR + 10.000%) 7.751%, 10/21/21(7)	458	467
(3 month LIBOR + 10.000%) 7.751%, 10/21/21	734	748
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.049%, 10/30/24	1,065	1,052
MRC Global US, Inc. 2018 (1 month LIBOR + 3.000%) 4.799%, 9/20/24	1,681	1,685
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 5.250%, 7/16/21(2)(8)	11	—
	Par Value	Value

Energy—continued
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 5.800%, 9/27/24	$1,023	$918
Ultra Resources, Inc. (1 month LIBOR + 4.000%) 5.799%, 4/12/24	1,167	686
		11,517

Financial—2.8%
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.299%, 8/4/25	1,245	1,260
Tranche B-4 (1 month LIBOR + 3.000%) 4.799%, 8/4/22	1,273	1,279
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 4.799%, 6/16/25	1,794	1,792
Ellie Mae, Inc. First Lien (3 month LIBOR + 4.000%) 5.945%, 4/17/26	2,080	2,089
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.250%) 5.049%, 10/1/25	2,079	2,097
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 4.475%, 6/28/23	1,397	1,404
		9,921

Food / Tobacco—4.0%
Aramark Services, Inc. Tranche B-4 (3 month LIBOR + 1.750%) 0.000%, 1/27/27(9)	630	633
CHG PPC Parent LLC First Lien (1 month PRIME + 2.750%) 4.549%, 3/31/25	1,411	1,413
Chobani LLC Tranche B (3 month LIBOR + 3.500%) 5.299%, 10/10/23	1,832	1,832
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 4.526%, 4/6/24	1,447	1,443
H-Food Holdings LLC (1 month LIBOR + 3.688%) 5.487%, 5/23/25	1,769	1,747
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 4.138%, 8/3/25	1,803	1,809
JBS USA Lux S.A. (3 month LIBOR + 2.500%) 3.702%, 5/1/26	1,749	1,759
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.799%, 8/16/23	1,133	1,076
Shearer’s Foods LLC (1 month LIBOR + 4.250%) 6.049%, 3/31/22	838	837
Sigma Bidco B.V. Tranche B-2 (3 month LIBOR + 3.000%) 5.085%, 7/2/25	1,482	1,482
		14,031

Food and Drug—0.7%
Albertsons LLC
2019, Tranche B-8 (1 month LIBOR + 2.750%) 4.549%, 8/17/26	1,181	1,191
2019-1, Tranche B-7 (1 month LIBOR + 2.750%) 4.549%, 11/17/25	545	549
See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Food and Drug—continued
Sage Borrowco LLC Tranche B, First Lien (1 month LIBOR + 4.750%) 6.549%, 6/20/26	$607	$611
		2,351

Forest Prod / Containers—4.7%
Anchor Glass Container Corp.
2017, First Lien (1 month LIBOR + 2.750%) 4.472%, 12/7/23	978	690
Second Lien (1 month LIBOR + 7.750%) 9.460%, 12/7/24	808	408
Berlin Packaging LLC First Lien (1 month LIBOR + 3.000%) 4.721%, 11/7/25	1,423	1,411
Berry Global, Inc.
Tranche U (3 month LIBOR + 2.500%) 4.215%, 7/1/26	2,617	2,621
Tranche W (1 month LIBOR + 2.000%) 3.715%, 10/1/22	514	516
Tranche X (1 month LIBOR + 2.000%) 3.715%, 1/19/24	268	268
BWay Holding Co. (3 month LIBOR + 3.250%) 5.234%, 4/3/24	1,302	1,296
Clearwater Paper Corp. (1 month LIBOR + 3.250%) 5.000%, 7/26/26	290	290
Klockner Pentaplast of America, Inc. (3 month LIBOR + 4.250%) 6.177%, 6/30/22	2,275	2,043
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 4.549%, 2/6/23	3,107	3,114
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.049%, 1/31/25	1,162	1,072
Tricorbraun Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 5.698%, 11/30/23	1,930	1,908
Trident TPI Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 4.799%, 10/17/24	1,158	1,123
		16,760

Gaming / Leisure—8.5%
Affinity Gaming LLC (1 month LIBOR + 3.250%) 5.049%, 7/3/23	998	954
Aristocrat Technologies, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.716%, 10/19/24	1,444	1,450
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 4.549%, 12/23/24	4,235	4,240
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 4.049%, 4/18/24	2,210	2,217
Eldorado Resorts, Inc. (1 month LIBOR + 2.250%) 4.047%, 4/17/24	631	631
Everi Payments, Inc. Tranche B (1 month LIBOR + 2.750%) 4.549%, 5/9/24	1,670	1,676
Golden Nugget, Inc. Tranche B (3 month LIBOR + 2.750%) 4.692%, 10/4/23	2,300	2,306
	Par Value	Value

Gaming / Leisure—continued
GVC Holdings plc Tranche B-2 (6 month LIBOR + 2.250%) 4.446%, 3/29/24	$1,420	$1,426
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.542%, 6/22/26	2,848	2,866
MGM Growth Properties Operating Partnership LP Tranche B (1 month LIBOR + 2.000%) 3.799%, 3/21/25	1,501	1,506
PCI Gaming Authority Tranche B (1 month LIBOR + 2.500%) 4.299%, 5/31/26	1,245	1,252
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 4.550%, 4/29/24	1,710	1,704
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 4.471%, 8/14/24	2,254	2,258
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 5.445%, 7/10/25	1,090	1,098
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 4.300%, 6/8/23	1,979	1,986
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 5.050%, 4/29/26	2,748	2,764
		30,334

Healthcare—12.0%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.135%, 1/16/23	1,307	1,294
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 4.750%, 1/4/26	878	883
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.299%, 6/30/25	1,615	1,626
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 5.313%, 5/4/25	1,792	1,605
Avantor, Inc. Tranche B-2 (1 month LIBOR + 3.000%) 4.702%, 11/21/24	650	656
Azalea TopCo, Inc. First Lien (1 month LIBOR + 3.500%) 5.299%, 7/24/26	613	616
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 4.490%, 11/27/25	497	500
(1 month LIBOR + 3.000%) 4.740%, 6/2/25	3,044	3,059
Change Healthcare Holdings, Inc. (1 month LIBOR + 2.500%) 4.299%, 3/1/24	2,062	2,067
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 4.799%, 6/7/23	942	947
Concordia International Corp. (3 month LIBOR + 5.500%) 7.447%, 9/6/24	731	682
CPI Holdco LLC First Lien (3 month LIBOR + 4.250%) 6.195%, 11/4/26	375	376
Endo Luxembourg Finance Co. S.a.r.l. (3 month LIBOR + 4.250%) 0.000%, 4/29/24(9)	798	762
See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 5.549%, 10/10/25	$2,914	$2,478
Explorer Holdings, Inc.
(2 month LIBOR + 3.750%) 5.599%, 5/2/23	419	422
First Lien (3 month LIBOR + 4.500%) 0.000%, 11/20/26(9)	900	906
Gentiva Health Services, Inc. First Lien (1 month LIBOR + 3.750%) 5.563%, 7/2/25	642	645
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 4.220%, 10/27/22	458	459
Heartland Dental LLC
(1 month LIBOR + 3.750%) 5.549%, 4/30/25	1,280	1,272
(3 month LIBOR + 3.750%) 3.750%, 4/30/25(7)	29	29
IQVIA, Inc.
Tranche B-1 (3 month LIBOR + 1.750%) 3.695%, 3/7/24	913	917
Tranche B-2 (3 month LIBOR + 1.750%) 3.695%, 1/1/25	103	103
Tranche B-3 (3 month LIBOR + 1.750%) 3.695%, 6/11/25	2,088	2,097
Jaguar Holding Co. II LLC 2018 (1 month LIBOR + 2.500%) 4.299%, 8/18/22	2,199	2,209
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.304%, 11/16/25	2,059	2,074
National Mentor Holdings, Inc.
First Lien (1 month LIBOR + 4.000%) 5.550%, 3/9/26	458	461
Tranche C, First Lien (1 month LIBOR + 4.000%) 5.800%, 3/9/26	19	19
Navicure, Inc. (1 month LIBOR + 4.000%) 5.799%, 10/22/26	640	642
NVA Holdings, Inc.
Tranche B-3, First Lien (3 month PRIME + 1.750%) 6.500%, 2/2/25	1,720	1,718
Tranche B-4 (3 month PRIME + 2.500%) 7.250%, 2/2/25	50	50
One Call Corp. First Lien (3 month LIBOR + 5.250%) 7.160%, 11/27/22	274	252
Ortho-Clinical Diagnostics, Inc. (3 month LIBOR + 3.250%) 5.306%, 6/30/25	2,375	2,345
Parexel International Corp. (1 month LIBOR + 2.750%) 4.549%, 9/27/24	1,607	1,575
Phoenix Guarantor, Inc. First Lien (1 month LIBOR + 4.500%) 6.210%, 3/5/26	308	310
Select Medical Corp. Tranche B (6 month LIBOR + 2.500%) 4.580%, 3/6/25	1,421	1,422
Sotera Health Holdings LLC First Lien (3 month LIBOR + 4.500%) 6.289%, 12/11/26	1,880	1,884
Surgery Center Holdings, Inc. (1 month LIBOR + 3.250%) 5.050%, 9/2/24	1,545	1,536
	Par Value	Value

Healthcare—continued
Viant Medical Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 5.695%, 7/2/25	$958	$936
Zelis Cost Management Buyer, Inc. (1 month LIBOR + 4.750%) 6.549%, 9/25/26	680	683
		42,517

Housing—4.9%
84 Lumber Co. (1 month LIBOR + 4.250%) 5.991%, 11/6/26	1,305	1,315
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 3.799%, 1/15/27	2,768	2,780
Capital Automotive LP
2017, Tranche B-2 (1 month LIBOR + 2.500%) 4.300%, 3/25/24	364	365
Tranche B, Second Lien (1 month LIBOR + 6.000%) 7.800%, 3/24/25	1,079	1,081
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	4,100	4,096
HD Supply, Inc. Tranche B-5 (1 month LIBOR + 1.750%) 3.549%, 10/17/23	1,334	1,342
Quikrete Holdings, Inc. First Lien (1 month LIBOR + 2.750%) 4.549%, 11/15/23	1,561	1,567
SiteOne Landscape Supply LLC Tranche E (1 month LIBOR + 2.750%) 4.550%, 10/29/24	1,739	1,741
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 3.799%, 11/21/24	2,999	3,011
		17,298

Information Technology—6.3%
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.250%) 5.195%, 9/19/24	457	458
Second Lien (3 month LIBOR + 7.000%) 8.945%, 9/19/25	1,108	1,126
Aston Finco S.a.r.l. First Lien (3 month LIBOR + 4.250%) 6.262%, 10/9/26	505	500
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 6.049%, 10/2/25	2,708	2,674
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 3.800%, 9/19/25	3,272	3,293
Go Daddy Operating Co. LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.549%, 2/15/24	1,456	1,464
Kronos, Inc.
2018 (3 month LIBOR + 3.000%) 4.909%, 11/1/23	3,729	3,746
Second Lien (3 month LIBOR + 8.250%) 10.159%, 11/1/24	965	983
Rackspace Hosting, Inc. Tranche B, First Lien (3 month LIBOR + 3.000%) 4.902%, 11/3/23	1,406	1,362
See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Information Technology—continued
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.049%, 4/16/25	$1,518	$1,527
Tranche B-4 (1 month LIBOR + 2.250%) 4.049%, 4/16/25	1,052	1,059
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 5.049%, 7/2/25	3,057	3,018
Vertiv Group Corp. Tranche B (3 month LIBOR + 4.000%) 5.927%, 11/30/23	1,260	1,256
		22,466

Manufacturing—4.9%
Circor International, Inc. (1 month LIBOR + 3.500%) 5.236%, 12/11/24	1,015	1,018
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.710%, 8/17/22	2,257	1,806
Filtration Group Corp. (1 month LIBOR + 3.000%) 4.799%, 3/29/25	827	830
Gardner Denver, Inc. Tranche B-1 (1 month LIBOR + 2.750%) 4.549%, 7/30/24	2,287	2,300
Gates Global LLC Tranche B-2 (1 month LIBOR + 2.750%) 4.549%, 4/1/24	2,115	2,115
Hillman Group, Inc. (The) (1 month LIBOR + 4.000%) 5.799%, 5/31/25	1,576	1,548
KSBR Holding Corp. (1 month LIBOR + 4.250%) 6.035%, 4/15/26	1,065	1,071
NCR Corp. (1 month LIBOR + 2.500%) 4.300%, 8/28/26	597	603
NN, Inc.
2017 (1 month LIBOR + 5.250%) 7.049%, 10/19/22	890	872
Tranche B (1 month LIBOR + 5.250%) 7.049%, 10/19/22	616	598
RBS Global, Inc. 2019, Tranche B (1 month LIBOR + 1.750%) 3.535%, 8/21/24	916	919
Titan Acquisition Ltd. (1 month LIBOR + 3.000%) 4.799%, 3/28/25	2,197	2,158
U.S. Farathane LLC Tranche B-4 (1 month LIBOR + 3.500%) 5.299%, 12/23/21	1,563	1,407
		17,245

Media / Telecom - Broadcasting—3.4%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 5.030%, 8/24/26	1,147	1,145
iHeartCommunications, Inc. (1 month LIBOR + 4.000%) 5.691%, 5/1/26	728	733
LCPR Loan Financing LLC (1 month LIBOR + 5.000%) 6.740%, 10/15/26	415	420
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 4.452%, 9/18/26	2,710	2,722
	Par Value	Value

Media / Telecom - Broadcasting—continued
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 4.050%, 1/3/24	$2,426	$2,419
Univision Communications, Inc. 2017 (1 month LIBOR + 2.750%) 4.549%, 3/15/24	4,881	4,813
		12,252

Media / Telecom - Cable/Wireless Video—3.3%
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 3.990%, 7/17/25	3,238	3,240
2018 (1 month LIBOR + 2.250%) 3.990%, 1/15/26	1,012	1,012
MCC Iowa LLC Tranche M (weekly LIBOR + 2.000%) 3.630%, 1/15/25	1,573	1,580
Radiate Holdco LLC (1 month LIBOR + 3.000%) 4.799%, 2/1/24	1,742	1,747
Telenet Financing USD LLC (1 month LIBOR + 2.250%) 3.990%, 8/15/26	1,330	1,336
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 4.240%, 1/31/28	830	835
Ziggo Secured Finance Partnership Tranche E (1 month LIBOR + 2.500%) 4.240%, 4/15/25	1,845	1,850
		11,600

Media / Telecom - Diversified Media—2.7%
Alpha Topco Ltd. 2018, Tranche B-3 (1 month LIBOR + 2.500%) 4.299%, 2/1/24	1,528	1,533
CDS US Intermediate Holdings, Inc. Tranche B (3 month LIBOR + 3.750%) 5.695%, 7/8/22	1,633	1,549
Clear Channel Outdoor Holdings, Inc. Tranche B (1 month LIBOR + 3.500%) 5.299%, 8/21/26	1,172	1,178
Crown Finance US, Inc. (1 month LIBOR + 2.250%) 4.049%, 2/28/25	1,330	1,328
Fort Dearborn Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 6.047%, 10/19/23	1,765	1,699
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien (1 month LIBOR + 4.000%) 5.799%, 5/4/22	1,731	1,650
Meredith Corp. Tranche B-1 (1 month LIBOR + 2.750%) 4.549%, 1/31/25	688	692
		9,629

Media / Telecom - Telecommunications—5.6%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.550%, 2/1/27	4,741	4,767
Communications Sales & Leasing, Inc. Tranche B (1 month LIBOR + 5.000%) 6.799%, 10/24/22	811	794
See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.800%, 10/5/23	$1,199	$1,133
Frontier Communications Corp. Tranche B-1 (1 month LIBOR + 3.750%) 5.550%, 6/17/24	2,916	2,926
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 3.549%, 3/1/27	4,654	4,669
Neustar, Inc. Tranche B-4, First Lien (1 month LIBOR + 3.500%) 5.299%, 8/8/24	1,178	1,083
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 4.549%, 7/31/25	1,332	1,321
Tranche B-12 (1 month LIBOR + 3.688%) 5.427%, 1/31/26	541	541
Tranche B-13 (1 month LIBOR + 4.000%) 5.740%, 8/14/26	643	644
Securus Technologies Holdings, Inc.
First Lien (3 month LIBOR + 4.500%) 6.299%, 11/1/24	733	540
Second Lien (1 month LIBOR + 8.250%) 10.049%, 11/1/25	740	335
West Corp.
Tranche B (3 month LIBOR + 4.000%) 5.702%, 10/10/24	1,055	892
Tranche B-1 (3 month LIBOR + 3.500%) 5.427%, 10/10/24	458	383
		20,028

Media / Telecom - Wireless Communications—2.0%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.049%, 4/4/26	878	882
Iridium Satellite LLC (1 month LIBOR + 3.750%) 5.549%, 11/4/26	205	207
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 3.550%, 4/11/25	2,804	2,812
Sprint Communications, Inc.
(1 month LIBOR + 2.500%) 4.313%, 2/2/24	2,295	2,273
2018 (1 month LIBOR + 3.000%) 4.813%, 2/2/24	955	951
		7,125

Metals / Minerals—0.5%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 6.043%, 6/2/25	1,157	887
GrafTech Finance, Inc. (1 month LIBOR + 3.500%) 5.299%, 2/12/25	757	754
		1,641

Retail—2.0%
ASHCO LLC (1 month LIBOR + 5.000%) 6.799%, 9/25/24	1,955	1,948
Michaels Stores, Inc. 2018, Tranche B (1 month LIBOR + 2.500%) 4.301%, 1/30/23	2,057	1,987
	Par Value	Value

Retail—continued
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 6.000%) 7.713%, 10/25/23	$1,946	$1,600
PetSmart, Inc. Tranche B-2 (1 month LIBOR + 4.000%) 5.740%, 3/11/22	1,577	1,558
		7,093

Service—9.3%
Advantage Sales & Marketing, Inc. First Lien (1 month LIBOR + 3.250%) 5.049%, 7/23/21	549	530
AlixPartners LLP 2017 (1 month LIBOR + 2.750%) 4.549%, 4/4/24	2,213	2,223
Carlisle Food Service Products, Inc. First Lien (3 month LIBOR + 3.000%) 4.799%, 3/20/25	509	500
CSC SW Holdco, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 5.251%, 11/14/22	1,162	1,150
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 6.792%, 2/6/26	1,335	1,345
Garda World Security Corp. Tranche B-1, First Lien (3 month LIBOR + 4.750%) 6.660%, 10/23/26	755	759
GFL Environmental, Inc. 2018 (1 month LIBOR + 3.000%) 4.799%, 5/30/25	1,600	1,601
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.299%, 6/30/24	1,859	1,847
Patriot Container Corp. First Lien (1 month LIBOR + 3.500%) 5.299%, 3/20/25	722	718
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 4.549%, 2/14/25	1,830	1,802
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 5.049%, 1/3/25	2,558	2,566
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%) 4.799%, 11/8/24	1,471	1,480
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.049%, 12/31/25	3,203	3,202
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.500%) 5.300%, 7/17/25	1,436	1,449
Tempo Acquisition LLC (1 month LIBOR + 2.750%) 4.549%, 5/1/24	1,618	1,627
Terra Bidco BC Ltd. First Lien (3 month LIBOR + 5.000%) 0.000%, 11/25/26(9)	1,295	1,295
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.550%, 2/1/23	1,598	1,475
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 3.549%, 11/16/26	3,347	3,358
TRC Cos, Inc. 2019 (3 month LIBOR + 5.000%) 0.000%, 6/21/24(9)	1,002	995
See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Service—continued
Tunnel Hill Partners LP (1 month LIBOR + 3.500%) 5.299%, 2/6/26	$1,077	$1,070
WEX, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.049%, 5/15/26	1,962	1,973
		32,965

Transportation - Automotive—3.1%
Accuride Corp. 2017 (3 month LIBOR + 5.250%) 7.195%, 11/17/23	1,408	1,113
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 4.068%, 4/6/24	1,040	1,040
DexKo Global, Inc. Tranche B (1 month LIBOR + 3.500%) 5.299%, 7/24/24	1,465	1,463
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 3.906%, 12/30/26	605	610
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.240%, 11/6/24	1,701	1,694
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.305%, 4/30/26	2,140	2,144
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 4.799%, 10/1/25	1,715	1,673
TI Group Automotive Systems LLC (1 month LIBOR + 2.500%) 4.299%, 6/30/22	1,195	1,197
		10,934

Utility—2.9%
APLP Holdings LP (1 month LIBOR + 2.750%) 4.549%, 4/13/23	1,067	1,067
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.500%) 5.299%, 8/1/25	1,941	1,953
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.500%) 4.299%, 1/15/25	1,955	1,963
Calpine Corp. 2019 (3 month LIBOR + 2.250%) 4.200%, 4/1/26	831	835
Lightstone Holdco LLC
2018, Tranche B (1 month LIBOR + 3.750%) 5.549%, 1/30/24	777	712
2018, Tranche C (1 month LIBOR + 3.750%) 5.549%, 1/30/24	44	40
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 3.970%, 12/31/20	390	390
(4 month LIBOR + 2.250%) 2.250%, 12/31/20(7)	130	130
Talen Energy Supply LLC (1 month LIBOR + 3.750%) 5.549%, 7/8/26	1,077	1,077
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 3.537%, 12/31/25	2,273	2,285
		10,452

Total Leveraged Loans (Identified Cost $359,834)		351,795

	Shares	Value
Common Stocks—0.3%
Communication Services—0.3%
Clear Channel Outdoor Holdings, Inc.(10)	107,177	$307
iHeartMedia, Inc. Class A(10)	45,578	770
T-Mobile USA, Inc.(2)	1,090,000	—
		1,077

Energy—0.0%
Sabine Oil & Gas Holdings, Inc.	727	50
Total Common Stocks (Identified Cost $1,293)		1,127

Exchange-Traded Funds—0.7%
iShares iBoxx High Yield Corporate Bond ETF(11)	14,479	1,274
SPDR Bloomberg Barclays Short Term High Yield Bond(11)	42,175	1,136
Total Exchange-Traded Funds (Identified Cost $2,400)		2,410

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(10)	152,810	149
Total Rights (Identified Cost $129)		149

Warrants—0.0%
Energy—0.0%
Sabine Oil & Gas Holdings, Inc.(10)	477	6
Sabine Oil & Gas Holdings, Inc.(2)(10)	2,269	30
		36

Total Warrants (Identified Cost $19)		36

Total Long-Term Investments—102.9% (Identified Cost $373,169)		365,255

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(11)	7,136,354	7,136
Total Short-Term Investment (Identified Cost $7,136)		7,136

TOTAL INVESTMENTS—104.9% (Identified Cost $380,305)		$372,391
Other assets and liabilities, net—(4.9)%		(17,353)
NET ASSETS—100.0%		$355,038
See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to a value of $5,973 or 1.7% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	100% of the income received was in cash.
(4)	100% of the income received was in PIK.
(5)	Variable rate security. Rate disclosed is as of December 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Security in default, interest payments are being received during the bankruptcy proceedings.
(7)	Represents unfunded portion of security and commitment fee earned on this portion.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after December 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Canada	3
Luxembourg	2
Netherlands	1
France	1
Ireland	1
Total	100%
† % of total investments as of December 31, 2019.
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$9,738	$—	$9,727	$11
Leveraged Loans	351,795	—	351,795	—
Equity Securities:
Exchange-Traded Funds	2,410	2,410	—	—
Rights	149	—	149	—
Common Stocks	1,127	1,077	50	—
Warrants	36	—	6	30
Money Market Mutual Fund	7,136	7,136	—	—
Total Investments	$372,391	$10,623	$361,727	$41
Securities held by the Fund with an end of period value of $1,852 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2019.
See Notes to Schedule of Investments

NEWFLEET SENIOR FLOATING RATE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.